Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Income Statement [Abstract]
Revenues
Expenses:
Geological and geophysical costs	26,972	34,908	47,025	44,783	84,140	134,511
Salaries and benefits	79,817	107,436	152,651	172,553	331,913	318,426
Public relations	4,282	11,318	25,470	16,578	96,546	43,787
Depreciation	1,205	1,316	2,409	3,143	5,666	22,509
Legal	7,701	6,439	17,399	47,154	80,068	80,521
Professional services	18,218	30,734	43,898	52,344	83,124	74,329
General and administrative	49,290	61,342	82,847	110,576	192,657	178,464
Travel	4,336	2,671	9,309	4,430	8,598	10,485
Net operating expenses	191,821	256,164	381,008	451,561	882,712	863,032
Loss from operations	(191,821)	(256,164)	(381,008)	(451,561)	(882,712)	(863,032)
Other income (expense):
Interest income						1
Interest expense	(56,526)	(123,609)	(69,004)	(204,909)	(325,195)	(676,495)
Loss on settlement of accounts payable	(9,333)		(9,333)			72,308
Loss on change in fair value of derivative liability		(196,689)		(202,201)	(288,643)	(102,444)
Total other expense	(65,859)	(320,298)	(78,337)	(407,110)	(613,838)	(706,630)
Net loss	$ (257,680)	$ (576,462)	$ (459,345)	$ (858,671)	$ (1,496,550)	$ (1,569,662)
Net loss per share of common stock - basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares of common stock outstanding - basic and diluted	2,100,339,464	1,697,188,373	2,062,643,604	1,648,841,243
Basic net loss per share of common stock					$ (0.00)	$ (0.00)
Diluted net loss per share of common stock					$ (0.00)	$ (0.00)
Basic weighted average number of shares of common stock outstanding					1,875,491,709	1,262,841,472
Diluted weighted average number of shares of common stock outstanding					1,875,491,709	1,262,841,472